Income Taxes - Reconciliation of Statutory Federal Income Tax Rate and the Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax benefit at statutory federal rate	35.00%	34.00%
Permanent differences	(1.20%)	(0.61%)
Return-to-provision-R&D Credit	2.61%	1.91%
R&D Credit-current year	3.72%
Reserve for uncertain tax positions	(6.53%)
Change in effective state tax rates	6.58%
State income tax expense	10.12%	4.34%
Change in valuation allowance	(50.37%)	(39.84%)
Provision for income taxes	(0.07%)	(0.20%)